Property and Equipment (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Total cost	$ 97,318	$ 12,900
Accumulated depreciation	1,612	245
Net property and equipment	95,706	12,655
Leasehold improvements [Member]
Total cost	47,129
Furniture and fixtures [Member]
Total cost	27,488	11,057
Computer equipment and software [Member]
Total cost	$ 22,701	$ 1,843